Reconciliation Of Beginning And Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Beginning balance	$ 1,022	$ 850	$ 691
Additions based on tax positions related to current year	3	172	159
Ending balance	$ 1,025	$ 1,022	$ 850